UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22605

Capital Group Emerging Markets Total Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Courtney R. Taylor

Capital Group Emerging Markets Total Opportunities Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Capital Group Emerging Markets Total Opportunities Fund

Schedule of Investments

July 31, 2014 (unaudited)

Equity securities	Shares	Value (000)
Asia-Pacific — 32.4%
China — 10.1%
Anhui Conch Cement Co., Ltd. (Hong Kong)	443,500	$1,669

Bank of China Ltd. (Hong Kong)	7,652,511	3,660

Baoxin Auto Group Ltd. (Hong Kong)	3,104,500	2,517

Beijing Enterprises Holdings Ltd. (Hong Kong)	359,000	3,122

Boer Power Holdings Ltd. (Hong Kong)	1,614,000	1,953

China Everbright International Ltd. (Hong Kong)	3,574,000	4,790

China High Speed Transmission Equipment Group Co., Ltd. (Hong Kong)[1]	2,964,000	2,329

China Modern Dairy Holdings Ltd. (Hong Kong)[1]	1,100,000	508

China Overseas Grand Oceans Group, Ltd. (Hong Kong)	1,199,000	969

China Pacific Insurance (Group) Co., Ltd. (Hong Kong)	410,600	1,615

China Resources Land Ltd. (Hong Kong)	184,000	430

China Unicom Ltd. (Hong Kong)	1,624,000	2,836

CSR Corp. Ltd. (Hong Kong)	1,890,000	1,701

First Tractor Co. Ltd. (Hong Kong)	1,594,000	1,196

Haitian International Holdings Ltd. (Hong Kong)	1,095,000	2,570

Honghua Group Ltd. (Hong Kong)	2,820,000	689

Industrial and Commercial Bank of China Ltd. (Hong Kong)	1,057,000	724

Lenovo Group Ltd. (Hong Kong)	2,776,000	3,802

Minth Group Ltd. (Hong Kong)	3,408,000	6,537

New Oriental Education & Technology Group, Inc. (ADR)	20,200	395

Nine Dragons Paper (Holdings) Ltd. (Hong Kong)	1,780,000	1,472

Shanghai Pharmaceutical (Group) Co., Ltd. (Hong Kong)	245,400	456

Zhongsheng Group Holdings Ltd. (Hong Kong)	805,000	1,027

Zhuzhou CSR Times Electric Co., Ltd. (Hong Kong)	954,500	3,278

		50,245

Hong Kong — 3.6%
AIA Group Ltd.	460,200	2,468

Chow Sang Sang Holdings International Ltd.	1,471,000	3,816

Hilong Holding Ltd.	5,825,000	3,277

HKT Trust, units	4,469,840	5,279

Melco Crown Entertainment Ltd. (ADR)	12,600	418

SJM Holdings Ltd.	590,000	1,581

Wynn Macau, Ltd.	168,400	716

		17,555

India — 4.2%
Bharti Airtel Ltd.[1]	1,023,702	6,278

DLF Ltd.[1]	183,000	596

Emami Ltd.	44,732	401

Glenmark Pharmaceuticals Ltd.	80,617	877

Infosys Ltd.	92,566	5,136

Larsen & Toubro Ltd.	19,000	470

Steel Authority of India Ltd.	1,354,209	1,948

Sun Pharmaceutical Industries Ltd.	56,750	741

Tech Mahindra Ltd.	40,520	1,439

Thermax Ltd.	174,837	2,525

	Shares	Value (000)
Asia-Pacific (continued)
India (continued)
United Spirits Ltd.	14,416	$561

		20,972

Malaysia — 2.0%
Bumi Armada Bhd.	2,427,600	2,552

CIMB Group Holdings Bhd.	561,941	1,227

Genting Bhd	824,700	2,544
Genting Bhd, warrants, expires 12/18/18[1]	228,825	202

IJM Corp. Bhd.	1,698,300	3,548

		10,073

Philippines — 0.4%
Ayala Land, Inc.	3,017,500	2,155

Singapore — 1.4%
DBS Group Holdings Ltd.	163,943	2,391

KrisEnergy Ltd.[1]	373,000	230

Mapletree Greater China Commercial Trust	4,393,000	3,229

Singapore Telecommunications Ltd.	256,000	834

		6,684

South Korea — 3.6%
Daum Communications Corp.	3,000	380

Hyundai Mobis Co., Ltd.	10,703	3,183

Hyundai Motor Co.	20,172	4,803

Korea Electric Power Corp.	11,850	484

OCI Co. Ltd.[1]	19,971	3,156

Orion Corp.	2,230	2,037

Samsung Electronics Co., Ltd.	2,457	3,201

SK Telecom Co., Ltd.	2,580	661

		17,905

Taiwan — 5.7%
AirTAC International Group	236,290	2,214

ASUSTeK Computer Inc.	260,820	2,756

CTCI Corp.	1,089,000	1,805

Delta Electronics, Inc.	741,000	5,068

MediaTek Inc.	381,000	5,912

Taiwan Cement Corp.	2,174,000	3,225

Taiwan Semiconductor Manufacturing Co. Ltd.	1,669,000	6,706

Yungtay Engineering Co., Ltd.	178,000	453

		28,139

Thailand — 1.4%
Bangkok Bank PCL, nonvoting depository receipt	1,136,100	6,890

Latin America — 5.4%
Argentina — 0.5%
YPF Sociedad Anónima, Class D (ADR)	70,100	2,480

Brazil — 2.4%
BRF SA, ordinary nominative	60,200	1,473
BRF SA, ordinary nominative (ADR)	34,100	835

Cia. Energetica de Minas Gerais - CEMIG, preferred nominative (ADR)	60,300	496

Gerdau SA (ADR)	234,500	1,379

Hypermarcas SA, ordinary nominative[1]	239,600	1,910

Mills Estruturas e Serviços de Engenharia SA, ordinary nominative	101,800	1,061

Oi SA, ordinary nominative (ADR)	2,680	2

TIM Participacoes SA, ordinary nominative	121,200	642

Usinas Siderúrgicas de Minas Gerais SA – Usiminas, Class A, preferred nominative[1]	152,200	540

Vale SA, Class A, preferred nominative (ADR)	70,200	899

Equity securities (continued)	Shares	Value (000)
Latin America (continued)
Brazil (continued)
Vale SA, ordinary nominative	132,000	$1,894
Vale SA, ordinary nominative (ADR)	32,300	463

		11,594

Chile — 0.7%
Enersis SA (ADR)	117,600	1,982

Inversiones La Construccion SA	98,000	1,177

Ripley Corp SA	726,000	436

		3,595

Mexico — 1.8%
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[1]	349,251	4,387

Fibra Uno Administracion, SA de CV	210,000	738

Grupo Comercial Chedraui, SAB de CV, Class B	87,100	286

Grupo Sanborns, SAB de CV, Series B1	821,600	1,359

Impulsora del Desarrollo y el Empleo en América Latina, SA de CV, Series B1[1]	804,300	2,281

		9,051

Eastern Europe and Middle East — 2.1%
Greece — 0.6%
Jumbo SA	54,898	819

Titan Cement Co. SA	62,711	1,920

		2,739

Oman — 0.3%
bankmuscat (SAOG)	936,576	1,693

Russia — 0.6%
Globaltrans Investment PLC (GDR)	37,548	369

OJSC Moscow Exchange	218,505	345

Sberbank of Russia[1]	143,347	292
Sberbank of Russia (GDR)[2]	145,436	1,206

Yandex NV, Class A1	24,400	739

		2,951

Turkey — 0.1%
Türk Telekomünikasyon AS, Class D	96,627	289

United Arab Emirates — 0.5%
DP World Ltd.	132,452	2,636

Other Markets — 10.8%
Australia — 0.8%
Oil Search Ltd.	447,099	3,912

Austria — 0.3%
Vienna Insurance Group	34,079	1,695

Canada — 1.5%
Centerra Gold Inc.	132,000	687

First Quantum Minerals Ltd.	294,100	6,975

		7,662

France — 0.5%
Casino, Guichard-Perrachon SA	19,463	2,344

Italy — 0.5%
Tenaris SA (ADR)	52,643	2,262

Netherlands — 1.3%
Fugro NV, depository receipts	56,599	2,180

	Shares	Value (000)
Other Markets (continued)
Netherlands (continued)
Unilever NV, depository receipts	106,610	$4,389

		6,569

Norway — 0.8%
BW LPG Ltd.	320,214	4,115

United Kingdom — 3.6%
Glencore PLC[1]	99,200	603

Global Ports Investments PLC (GDR)	111,647	956

Imperial Tobacco Group PLC	17,046	738

Inchcape PLC	154,100	1,661

Ophir Energy PLC[1]	403,383	1,465

SABMiller PLC	83,100	4,527

Standard Chartered PLC	309,026	6,416

Unilever PLC	28,600	1,239

		17,605

United States of America — 1.5%
Arcos Dorados Holdings, Inc., Class A	345,000	3,540

Cobalt International Energy, Inc.[1]	248,900	3,987

		7,527

Miscellaneous — 4.7%
Equity securities in initial period of acquisition		23,603

Total equity securities (cost: $244,710,000)		274,940

Bonds & notes	Principal amount (000)
Latin America — 14.7%
Argentina — 1.1%
Argentina (Republic of):
7.00% April 17, 2017	$4,200	3,780
8.28% December 31, 2033[4,5]	1,682	1,506

		5,286

Brazil — 4.9%
Banco Votorantim SA, 6.25% May 16, 2016[3]	BRL 1,000	506
Brazil (Federal Republic of) Global:
4.875% January 22, 2021	$1,200	1,299
10.25% January 10, 2028	BRL1,961	886
Brazil Notas do Tesouro Nacional:
Series B, 6.00% May 15, 2015 - August 15, 2050[3]	10	16,315
Series F, 10.00% January 1, 2017 - January 1, 2025	6	3,693
Cosan Luxembourg SA 9.50% March 14, 2018	500	201
Odebrecht Drilling Norbe VIII/IX Ltd. 6.35% June 30, 2021[4]	$144	153
Odebrecht Offshore Drilling Finance Ltd. 6.75% October 1, 2022[2,4]	1,104	1,162

		24,215

Chile — 0.7%
Chilean Government:
3.00% March 1, 2018 - March 1, 2023[3]	CLP 74,000	3,346
Emgesa SA ESP 8.75% January 25, 2021	COP 598,000	348

		3,694

Colombia — 2.0%
Colombia (Republic of):
Series B, 5.00% November 21, 2018	10,030,000	5,200
Series B, 7.00% May 4, 2022	1,120,000	611
Series B, 10.00% July 24, 2024	1,300,000	857

Bonds & notes (continued)	Principal amount (000)	Value (000)
Colombia (continued)
Series B, 6.00% April 28, 2028	COP 6,890,000	$3,337

		10,005

Mexico — 5.4%
America Movil SAB de CV 3.625% March 30, 2015	$162	165
BBVA Bancomer SA 6.50% March 10, 2021	670	757
Petroleos Mexicanos 4.875% March 15, 2015	600	615
Red de Carreteras de Occidente 9.00% June 10, 2028[4]	MXN 21,500	1,546
United Mexican States Government:
Series MI10, 9.50% December 18, 2014	29	221
Series M10, 7.75% December 14, 2017	82	693
2.50% December 10, 2020[3]	106	836
Series M, 6.50% June 10, 2021	239	1,934
Series M20, 10.00% December 5, 2024	968	9,681
4.00% November 15, 2040[3]	926	7,822
United Mexican States Government Global:
Series A, 6.05% January 11, 2040	$880	1,066
5.55% January 21, 2045	390	440
Urbi Desarrollos Urbanos SA de CV:
8.50% April 19, 2016[5]	1,425	192
8.50% April 19, 2016[2,5]	560	76
9.50% January 21, 2020[5]	2,400	324
9.50% January 21, 2020[2,5]	230	31
9.75% February 3, 2022[5]	990	134
9.75% February 3, 2022[2,5]	1,655	223

		26,756

Panama — 0.1%
ENA Norte Trust:
4.95% April 25, 2028[4]	330	342
4.95% April 25, 2028[2,4]	229	238

		580

Peru — 0.4%
Banco de Credito del Peru 6.875% September 16, 2026	1,300	1,472
Transportadora de Gas Peru 4.25% April 30, 2028[4]	430	404

		1,876

Uruguay — 0.1%
Uruguay (Republic of), 4.375% December 15, 2028[3,4]	UYU 12,726	612

Eastern Europe and Middle East — 7.1%
Croatia — 0.4%
Croatian Government:
5.50% April 4, 2023[2]	$ 975	1,014
6.00% January 26, 2024[2]	900	965

		1,979

Greece — 3.0%
Greek Government:
2.00% February 24, 2023 - February 24, 2042	EUR 16,060	14,780

Hungary — 1.0%
Hungarian Government:
4.125% February 19, 2018	$180	188
4.00% March 25, 2019	210	216
6.25% January 29, 2020	555	627
5.75% November 22, 2023	2,440	2,666
Series 25B, 5.50% June 24, 2025	HUF 270,000	1,269

		4,966

Poland — 0.1%
Poland Government, Series 1023, 4.00% October 25, 2023	PLN 1,225	411

Russia — 1.0%
Brunswick Rail Finance Ltd. 6.50% November 1, 2017[2]	$300	291

	Principal amount (000)	Value (000)
Russia (continued)
Russian Federation, Series 6212, 7.05% January 19, 2028	RUB 81,600	$1,909
RZD Capital Ltd. 8.30% April 2, 2019	111,300	2,835

		5,035

Slovenia — 1.1%
Slovenia (Republic of):
4.125% February 18, 2019	$1,820	1,898
4.125% February 18, 2019[2]	200	209
5.50% October 26, 2022	2,995	3,276

		5,383

Turkey — 0.5%
Turkey (Republic of) 7.10% March 8, 2023	TRY 5,780	2,429

United Arab Emirates — 0.0%
Abu Dhabi National Energy Co. PJSC (TAQA) 4.125% March 13, 2017	$300	319

Asia-Pacific — 3.1%
China — 0.5%
CNOOC Finance 2013 Ltd. 3.00% May 9, 2023	2,050	1,913
Renhe Commercial Holdings Co. Ltd.:
11.75% May 18, 2015	250	209
13.00% March 10, 2016	550	379

		2,501

Hong Kong — 0.3%
Wynn Macau, Ltd. 5.25% October 15, 2021[2]	1,500	1,504

India — 1.2%
India Government Bond:
7.28% June 3, 2019	INR 180,000	2,856
9.15% November 14, 2024	180,000	3,061

		5,917

Indonesia — 0.3%
Indonesia (Republic of):
7.25% April 20, 2015	$270	283
7.875% April 15, 2019	IDR 2,630,000	228
5.875% March 13, 2020	$320	359
3.75% April 25, 2022	500	494

		1,364

Philippines — 0.7%
Philippines (Republic of):
4.95% January 15, 2021	PHP 113,000	2,820
6.25% January 14, 2036	20,000	504

		3,324

South Korea — 0.1%
Export-Import Bank of Korea 1.082% September 17, 2016[6]	$620	625

Africa — 1.8%
Kenya — 0.8%
Kenya (Republic of) 6.875% June 24, 2024[2]	3,970	4,222

South Africa — 0.9%
South Africa (Republic of):
Series R-2023, 7.75% February 28, 2023	ZAR 39,080	3,574
Series R-209, 6.25% March 31, 2036	3,917	273
Series R-214, 6.50% February 28, 2041	9,000	630

		4,477

Zambia — 0.1%
Zambia (Republic of) 8.50% April 14, 2024[2]	$225	256

Bonds & notes (continued)	Principal amount (000)	Value (000)
Other Markets — 4.3%
Canada — 0.3%
First Quantum Minerals Ltd.:
6.75% February 15, 2020[2]	$665	$682
7.00% February 15, 2021[2]	665	688

		1,370

Jamaica — 0.7%
Digicel Group Ltd.:
8.25% September 30, 2020	600	643
8.25% September 30, 2020[2]	1,375	1,475
6.00% April 15, 2021	1,000	1,020

		3,138

Portugal — 2.3%
Portuguese Government:
3.85% April 15, 2021	EUR 970	1,373
5.65% February 15, 2024	4,690	7,297
4.10% April 15, 2037	2,200	2,814

		11,484

Sweden — 0.2%
Millicom International Cellular SA:
6.625% October 15, 2021	$550	587
6.625% October 15, 2021[2]	500	534

		1,121

Switzerland — 0.3%
Dufry AG 2.00% convertible, June 18, 2015	CHF 1,200	1,358

United Kingdom — 0.1%
SABMiller Holdings Inc. 1.85% January 15, 2015[2]	$400	403

United States of America — 0.4%
Arcos Dorados Holdings, Inc. 10.25% July 13, 2016[2]	BRL 2,600	1,103
Trilogy International Partners, LLC 10.25% August 15, 2016[2]	$1,000	1,025

		2,128

Miscellaneous — 0.1%
Bonds & notes in initial period of acquisition		470

Total bonds & notes (cost: $157,926,000)		153,988

Short-term securities
Commercial paper — 6.2%
Chevron Corp. 0.07% due 8/12/14[2]	7,500	7,500
John Deere Financial Ltd. 0.08% due 8/14/14[2]	7,000	7,000
General Electric Co. 0.06% due 8/1/14	13,400	13,400
International Business Machines Corp. 0.09% due 8/4/14[2]	2,700	2,700

Discount Notes — 6.3%
Federal Home Loan Bank 0.06%-0.08% due 9/3/14-10/29/14	26,200	26,198
Federal National Mortgage Association 0.08% due 12/10/14	5,100	5,099
Total short-term securities (cost: $61,895,000)		61,897

Total investment securities (cost: $464,531,000)		490,825
Other assets less liabilities (including forward currency contracts)		5,097
Net assets		$495,922

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933 (not including purchases of securities that were publicly offered in the primary local market but were not registered under U.S. securities laws). May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $34,507,000, which represented 6.96% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government retail price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Scheduled interest and/or principal payment was not received.
[6]	Coupon rate may change periodically.

Key to abbreviations

Securities:
ADR	—	American Depositary Receipts
GDR	—	Global Depositary Receipts

Currency:
BRL	—	Brazilian real
CHF	—	Swiss franc
CLP	—	Chilean peso
COP	—	Colombian peso
EUR	—	Euro
HUF	—	Hungarian forint
IDR	—	Indonesian rupiah
INR	—	Indian rupee
MXN	—	Mexican peso
PHP	—	Philippine peso
PLN	—	Polish zloty
RUB	—	Russian ruble
TRY	—	Turkish lira
UYU	—	Uruguayan peso
ZAR	—	South African rand

Notes to financial statements

Valuation

Capital Guardian Trust Company (“CGTC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to trustees consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board of trustees and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of July 31, 2014 (dollars in thousands):

	Investment securities
	Level 1[1]	Level 2[1,2]	Level 3	Total
Assets:
Equity securities:
Asia-Pacific	$ 813	$ 159,805	$ –	$ 160,618
Latin America	26,720	–	–	26,720
Other markets	18,190	45,809	–	63,999
Bonds & notes
Latin America	–	73,024	–	73,024
Eastern Europe and Middle East	–	35,302	–	35,302
Other markets	–	45,192	–	45,192
Miscellaneous	4,814	19,259	–	24,073
Short-term securities	–	61,897	–	61,897
Total	$ 50,537	$ 440,288	$ –	$ 490,825

	Other investments[3]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$ –	$ 893	$ –	$ 893
Liabilities:
Unrealized depreciation on open forward currency contracts	–	(28)	–	(28)
Total	$ –	$ 865	$ –	$ 865

[1]	Investment securities with a market value of $191,186,000, which represented 38.55% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
[2]	Level 2 includes investment securities with an aggregate value of $224,403,000, which represented 45.25% of the net assets of the fund, were fair valued under guidelines adopted by authority of the fund’s board of trustees as a result of significant market movements following the close of local trading.
[3]	Forward currency contracts are not included in the investment portfolio.

Forward currency contracts — The fund has entered into over-the–counter (“OTC”) forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

As of July 31, 2014, the fund had open OTC forward currency contracts to sell currencies, as show in the following table. The average notional amount of open OTC forward currency contracts was $109,786,000 over the prior 12-month period.

		Notional amount (000)		U.S. valuation (000)
	Counterparty	Non-U.S.	U.S.	Amount	Unrealized appreciation/ (depreciation)
Sales:
Australian dollar to U.S. dollar expiring 8/11/2014	Credit Suisse First Boston	AUD609	$ 571	$ 566	$ 5
Brazilian real to U.S. dollar expiring 8/11/2014	Citibank N.A.	BRL22,968	10,288	10,104	184
Brazilian real to U.S. dollar expiring 8/11/2014	UBS AG	BRL13,146	5,884	5,783	101
Brazilian real to U.S. dollar expiring 8/18/2014	JPMorgan Chase	BRL2,732	1,223	1,199	24
British pound to U.S. dollar expiring 8/11/2014	JPMorgan Chase	GBP3,889	6,650	6,566	84
British pound to U.S. dollar expiring 8/22/2014	Bank of New York Mellon	GBP1,900	3,244	3,207	37
Euro to U.S. dollar expiring 8/11/2014	UBS AG	EUR4,444	6,049	5,950	99
Euro to U.S. dollar expiring 8/22/2014	Bank of America	EUR1,006	1,361	1,348	13
Euro to U.S. dollar expiring 8/22/2014	Bank of New York Mellon	EUR4,568	6,159	6,117	42
Malaysian ringgit to U.S. dollar expiring 8/22/2014	Bank of America	MYR6,577	2,063	2,055	8
Mexican peso to U.S. dollar expiring 8/11 -8/12/2014	Bank of New York Mellon	MXN95,615	7,333	7,228	105
Mexican peso to U.S. dollar expiring 8/11/2014	UBS AG	MXN66,469	5,102	5,025	77
Mexican peso to U.S. dollar expiring 8/12/2014	JPMorgan Chase	MXN18,830	1,443	1,423	20
Russian ruble to U.S. dollar expiring 8/11/2014	UBS AG	RUB15,244	445	426	19
Russian ruble to U.S. dollar expiring 8/21/2014	Citibank N.A.	RUB151,534	4,282	4,223	59
Singapore dollar to U.S. dollar expiring 8/11/2014	Bank of America	SGD1,948	1,567	1,561	6
South Korean won to U.S. dollar expiring 8/11/2014	Citibank N.A.	KRW443,150	437	431	6
South Korean won to U.S. dollar expiring 8/18 -8/22/2014	Citibank N.A.	KRW11,112,382	10,773	10,801	(28)
South Korean won to U.S. dollar expiring 8/18/2014	UBS AG	KRW525,007	515	511	4
Forward currency contracts — net					$ 865

Federal income tax information

Gross unrealized appreciation on investment securities	$51,385
Gross unrealized depreciation on investment securities	(26,108)
Net unrealized appreciation on investment securities	25,277
Cost of investment securities for federal income tax purposes	465,548

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of Capital Group Emerging Markets Total Opportunities Fund. This and other important information is contained in the prospectus, which can be obtained from Capital or your relationship manager and should be read carefully before investing.

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP EMERGING MARKETS TOTAL OPPORTUNITIES FUND

By /s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: September 26, 2014

By /s/ Kevin M. Saks
Kevin M. Saks, Treasurer and Principal Financial Officer

Date: September 26, 2014